Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

4.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivables	81,066	52,512
Less: allowance of expected credit losses	(20,007)	(21,782)
Total	61,059	30,730

	As of December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	23,594	20,007
(Reversal) additions of expected credit losses	(3,587)	1,775
Balance at the end of the year	20,007	21,782

The Company recorded allowance for expected credit losses of RMB11,539 for the years ended December 31, 2023, reverse for expected credit losses of RMB3,587 for the years ended December 31, 2024 and allowance for expected credit losses of RMB1,775 for the years ended December 31, 2025, respectively. The Company adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to RMB617 recognized as of January 1, 2023. For the year ended December 31, 2023, 2024 and 2025, accounts receivables written-off were RMB4,170, nil and nil, respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)